INCOME TAXES	12 Months Ended
Oct. 28, 2012
INCOME TAXES
INCOME TAXES

NOTE J

INCOME TAXES

The components of the provision for income taxes are as follows:

(in thousands)	2012	2011	2010
Current:
U.S. Federal	$216,620	$202,084	$170,326
State	26,303	26,978	22,896
Foreign	5,783	3,826	2,124
Total current	248,706	232,888	195,346
Deferred:
U.S. Federal	4,443	6,358	27,009
State	225	394	2,420
Total deferred	4,668	6,752	29,429
Total provision for income taxes	$253,374	$239,640	$224,775

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company believes that, based upon its lengthy and consistent history of profitable operations, it is more likely than not that the net deferred tax assets of $212.8 million will be realized on future tax returns, primarily from the generation of future taxable income. Significant components of the deferred income tax liabilities and assets are as follows:

(in thousands)	October 28, 2012	October 30, 2011
Deferred tax liabilities:
Tax over book depreciation	$(91,545)	$(92,848)
Pension assets	-	(30,029)
Book/tax basis difference from acquisitions	(26,295)	(27,593)
Commodity hedging contracts	(5,797)	(10,337)
Other, net	(71,054)	(61,824)
Deferred tax assets:
Post-retirement benefits	147,278	134,117
Pension benefits	96,641	57,961
Stock options	32,210	29,321
Deferred compensation	23,115	21,961
Insurance accruals	16,728	14,786
Vacation accruals	14,905	13,636
Federal benefit of state tax	9,965	9,596
Promotional accruals	7,524	9,867
Other, net	59,130	60,403
Net deferred tax assets	$212,805	$129,017

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	2012	2011	2010
U.S. statutory rate	35.0%	35.0%	35.0%
State taxes on income, net of federal tax benefit	2.5	2.7	3.1
Domestic production activities deduction	(2.6)	(2.6)	(1.7)
All other, net	(1.5)	(1.8)	(0.4)
Effective tax rate	33.4%	33.3%	36.0%

No provision has been made for U.S. federal income taxes on certain undistributed earnings of foreign subsidiaries and joint ventures that we intend to permanently invest or that may be remitted substantially tax-free. The total of undistributed earnings that would be subject to federal income tax if remitted under existing law is approximately $65.4 million as of October 28, 2012. Determination of the unrecognized deferred tax liability related to these earnings is not practicable because of the complexities with its hypothetical calculation. Upon distribution of these earnings, we will be subject to U.S. taxes and withholding taxes payable to various foreign governments. A credit for foreign taxes already paid would be available to reduce the U.S. tax liability.

Total income taxes paid during fiscal 2012, 2011, and 2010 were $226.7 million, $227.3 million, and $212.6 million, respectively.

The following table sets forth changes in the unrecognized tax benefits, excluding interest and penalties, for fiscal years 2011 and 2012.

(in thousands)
Balance as of October 31, 2010	$ 26,073
Tax positions related to the current period:
Increases	2,493
Decreases	-
Tax positions related to prior periods:
Increases	5,646
Decreases	(672)
Settlements	(10,770)
Decreases related to a lapse of applicable statute of limitations:	(1,372)
Balance as of October 30, 2011	$ 21,398
Tax positions related to the current period:
Increases	3,066
Decreases	-
Tax positions related to prior periods:
Increases	1,302
Decreases	(2,541)
Settlements	(624)
Decreases related to a lapse of applicable statute of limitations:	(470)
Balance as of October 28, 2012	$ 22,131

The amount of unrecognized tax benefits, including interest and penalties, at October 28, 2012, recorded in other longterm liabilities was $30.4 million, of which $20.4 million would impact the Company’s effective tax rate if recognized. The Company includes accrued interest and penalties related to uncertain tax positions in income tax expense, with $1.9 million included in expense for fiscal 2012. The amount of accrued interest and penalties at October 28, 2012, associated with unrecognized tax benefits was $8.3 million.

The Company is regularly audited by federal and state taxing authorities. During fiscal year 2012, the United States Internal Revenue Service (I.R.S.) concluded its examination of the Company’s consolidated federal income tax returns for the fiscal years through 2009. During the third quarter of fiscal year 2012 the I.R.S. opened an examination of the Company’s consolidated federal income tax returns for fiscal years 2010 and 2011. The Company is in various stages of audit by several state taxing authorities on a variety of fiscal years, as far back as 2006. While it is reasonably possible that one or more of these audits may be completed within the next 12 months and that the related unrecognized tax benefits may change, based on the status of the examinations it is not possible to reasonably estimate the effect of any amount of such change to previously recorded uncertain tax positions.